Short-term Bank Loans and Long-term Loan - Loan principal is repayable (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	¥ 269	$ 42
2023	357	56
2024	357	56
2025	89	14
Long Term Debt	¥ 1,072	$ 168